FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net Investment Hedges (Details) - Net investment hedge € in Millions, number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional			5,357	5,357	4,319	4,319
OCI gross	$ 83
Deferred tax	(24)
OCI net of deferred tax	59
Assets carrying amount				$ 0		$ 0
Liabilities carrying amount			€ (3,978)	4,689	€ (4,142)	4,303
Basis adjustment	0	$ 0
Foreign currency translation reserve				$ 148		$ 634
Cross currency swap Maturity January 2016
Disclosure of detailed information about hedging instruments [line items]
Notional			375	375
OCI gross	83
Deferred tax	(24)
OCI net of deferred tax	59
Cross currency swap, maturity March 2020
Disclosure of detailed information about hedging instruments [line items]
Notional			500	500
OCI gross	11
Deferred tax	(3)
OCI net of deferred tax	8
Cross currency swap, maturity July 2019
Disclosure of detailed information about hedging instruments [line items]
Notional			500	500
OCI gross	(16)
Deferred tax	5
OCI net of deferred tax	(11)
Cross currency swap, maturity June 2018
Disclosure of detailed information about hedging instruments [line items]
Notional			100	100
OCI gross	8
Deferred tax	(2)
OCI net of deferred tax	6
Cross currency swap, maturity November 2019
Disclosure of detailed information about hedging instruments [line items]
Notional			200	200
OCI gross	11
Deferred tax	(3)
OCI net of deferred tax	8
Cross currency swap, maturity January 2026
Disclosure of detailed information about hedging instruments [line items]
Notional			660	660
OCI gross	(14)
Deferred tax	3
OCI net of deferred tax	(11)
Cross currency swap | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional			660	660	0	0
Assets carrying amount				$ 0		$ 0
Liabilities carrying amount				14		0
Basis adjustment	0	0
Foreign currency translation reserve				$ 59		$ 70
EUR debt | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional			4,697	4,697	4,319	4,319
Assets carrying amount				$ 0		$ 0
Liabilities carrying amount				4,675		4,303
Basis adjustment	$ 0	$ 0
Foreign currency translation reserve				$ 89		$ 564